Bank borrowings - Other Loans - (Details) $ in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2020 EUR (€)
Bank Borrowings
Outstanding balance		$ 46,548	$ 77,833
Percentage of borrowed capital (as a percent)	0.50%
France
Bank Borrowings
Principal amount	$ 5,300
Other Loans
Bank Borrowings
Outstanding balance		15,865	16,857
Other Loans | France
Bank Borrowings
Principal amount | €				€ 4.3
Outstanding balance		2,635	3,456
Other Loans | France | Level 2 of fair value hierarchy | Discounted cash flow [member]
Bank Borrowings
Financial liabilities, at fair value		$ 2,486
NMTC Program
Bank Borrowings
Amount allocated for reactivation			$ 13,230